Share Capital and Capital Reserve - Summary of Reserves Within Equity (Detail) - HKD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reserves within equity [line items]
Beginning balance		$ 1,312,802,676
Capital injection to a subsidiary		9	$ 1	$ 1
Deemed contributions				1,659,900,000
Deemed disposal of non-controlling interest	[1]	0
Exercise of warrants		94,197,600
Pre-IPO financing		419,382,149
Initial public offering		1,507,215,141
New issuance of shares		782,393,491
Ending balance		4,551,187,228	1,312,802,676
Share capital [Member]
Disclosure of reserves within equity [line items]
Beginning balance		156,998	156,998	156,998
Exercise of warrants		1,308
Pre-IPO financing		6,451
Initial public offering		18,681
New issuance of shares		9,264
Ending balance		192,702	156,998	156,998
Capital reserve [member]
Disclosure of reserves within equity [line items]
Beginning balance		1,312,802,676	1,312,802,675	33,333,003
Capital injection to a subsidiary		9	1	1
Deemed contributions				1,279,469,671
Deemed disposal of non-controlling interest		435,231,866
Exercise of warrants		94,196,292
Pre-IPO financing		419,375,698
Initial public offering		1,507,196,460
New issuance of shares		782,384,227
Ending balance		$ 4,551,187,228	$ 1,312,802,676	$ 1,312,802,675

[1]	AMTD ISG and AMTD SI were indirectly held by AMTD Group for 79.13% before the Reorganization (see note 1.2). In March 2019, due to the Reorganization, the non-controlling shareholders surrendered their indirect interests in AMTD ISG and AMTD SI amounting to HK$435,231,866 which represented 20.87% of the total net assets of AMTD ISG and AMTD SI. Thereafter AMTD ISG and AMTD SI became wholly-owned subsidiaries of the Company. The non-controlling interests were reclassified into capital reserves as a deemed disposal of non-controlling interests.